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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] Amendment Number : _______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Corriente Advisors, LLC
Address: 201 Main Street
         Suite 1800
         Fort Worth, Texas 76102

Form 13F File Number: 28- 12875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chad Fahlberg
Title: Chief Compliance Officer
Phone: (817) 870-0455

Signature, Place, and Date of Signing:


/s/ Chad Fahlberg                    Fort Worth, TX        August 14, 2008
----------------------------------   ----------------      ---------------------
(Signature)                          (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        15
Form 13F Information Table Value Total:   107,230
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                                                                          ---------------------
                                TITLE OF             VALUE   SHRS OR                  INVESTMENT   OTHER
       NAME OF ISSUER            CLASS     CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ --------- --------- --------  -------- ------ -------- ---------- -------- --------- ------ ----
AspenBio Pharma, Inc.             COM    045346103  19,032  2,983,092   SH      N/A      SOLE        0    2,983,092    0     0
Dril-Quip Inc.                    COM    262037104  27,100    430,165   SH      N/A      SOLE        0      430,165    0     0
Genzyme Corp.                     COM    372917104     719     10,000   SH      N/A      SOLE        0       10,000    0     0
Key Energy Services, Inc.         COM    492914106   4,855    250,000   SH      N/A      SOLE        0      250,000    0     0
Macquarie FT TR GB INF UT DI      COM    55607W100   1,028     51,243   SH      N/A      SOLE        0       51,243    0     0
Magna Entertainment Corp.         CL A   559211107   1,506  2,689,692   SH      N/A      SOLE        0    2,689,692    0     0
NATCO Group Inc.                  CL A   63227W203   3,844     70,500   SH      N/A      SOLE        0       70,500    0     0
National Oil Well Varco Inc.      COM    637071101   8,219     92,637   SH      N/A      SOLE        0       92,637    0     0
North American Palladium, Ltd.    COM    656912102   9,111  1,656,497   SH      N/A      SOLE        0    1,656,497    0     0
North American Palladium, Ltd. *W EXP    656912110   2,500  1,250,000   SH      N/A      SOLE        0    1,250,000    0     0
                               12/13/200
Potash Corp. Sask Inc.            COM    73755L107   2,286     10,000   SH      N/A      SOLE        0       10,000    0     0
Schlumberger Ltd.                 COM    806857108   7,520     70,000   SH      N/A      SOLE        0       70,000    0     0
Sterlite INDS India Ltd.          ADS    859737207   5,406    340,000   SH      N/A      SOLE        0      340,000    0     0
TransOcean Inc. New               SHS    G90073100   7,620     50,000   SH      N/A      SOLE        0       50,000    0     0
US Energy Corp. WYO               COM    911805109   6,484  2,105,339   SH      N/A      SOLE        0    2,105,339    0     0